ACQUISITION	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITION

NOTE 7 – ACQUISITION

On February 3, 2022, the Company announced it has completed the acquisition of all the outstanding shares of Isramat Ltd (“Isramat”), an Israeli manufacturer of precision metal parts. In connection with closing of the acquisition, the Company paid NIS 2,800,000 (approximately $879) in cash and issued the selling shareholders of Isramat 273,774 common shares in the capital of the Company at a price per share of $7.6311. The company has committed to the selling shareholders that if the aggregate proceeds received by a selling shareholder from the sale of its acquisition shares during the lockup period, together with the value of its unsold acquisition shares as of the end of such period, is lower than its pro rata portion in the equity consideration, the Company will pay the difference in cash to such selling shareholder. Such payment shall be made at the end of the lockup period after submission of a report by the selling shareholder.

IFRS 13 favors the use of quoted prices and limits the inclusion of restrictions (such as lockup) in the calculated fair value. Based on the provisions of IFRS 13, the Company has recognized a provision for the commitment to the selling shareholders on the day of the acquisition in the amount of $343. On December 31, 2022, the Company revaluated the commitment to the selling shareholders in the amount of $1,447, and finance expenses in the amount of $1,105 were recognized and charged to the Consolidated Statement of Comprehensive Loss.

The table below summarizes the fair value of the commitment at the purchase date:

Balance at January 1, 2022	$-
Acquisition date February 3, 2022	343
Revaluation	1,190
Effect of changes in foreign exchange rates	(86)
Balance at December 31, 2022	$1,447

The purchase consideration has been allocated between the acquired tangible assets and intangible assets, based on their fair values.

Management is fully responsible for the valuation made of the assets. The fair value assigned to identifiable intangible assets acquired has been determined by using valuation methods that accounts for replacement costs, using estimates and assumptions determined by management.

Based on the above, the Company has initially determined that the purchase price exceeds the fair values of identifiable net assets acquired by approximately $1,188, which is recognized as goodwill.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 7 – ACQUISITION (CONTINUED)

The table below summarizes the fair value of assets acquired at the purchase date:

February 3, 2022

Working capital other than cash and cash equivalents	$869
Liability for severance pay fund, net	(35)
Property, plant and equipment	636
Benefit shareholder consulting agreement	27
Customer relations	284
Goodwill (*)	1,188
Total consideration paid (**)	$2,969

Consideration paid in cash	$879
Commitment to the selling shareholders	343
Consideration paid in common shares in the capital of the Company	1,747
Total consideration paid (**)	$2,969

(*)	Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill is attributed to the expected benefits arising from the synergies of the combination of the activities of the Company and acquired company, and to the value of assembled workforce.

Isramat manufactures and sells precision metal parts. Revenue from these sales is recognized when Isramat has delivered the parts to locations specified by its customers and the customers have accepted the parts in accordance with the sales contract.

(**)	Consideration paid in cash for the purchase of Isramat shares was $879, and the balance of the consideration was settled by the issuance of 273,774 common shares in the capital of the Company at a value of $1,747.

The contribution of Isramat’s results to the Company’s consolidated revenues were $3,958. The contribution of Isramat’s results to the Company’s consolidated net loss during the year ended December 31, 2022, was a net loss of $875.

The pro forma financial information presented below is for information purposes only, is subject to a number of estimates, assumptions and other uncertainties, and is not indicative of the results of operations that would have been achieved had the transaction taken place at January 1, 2022. The pro forma financial information is as follows:

For the year ended December 31, 2022
(in thousands)
unaudited

Total revenues	$9,594
Net loss attributable to the Company	$17,635